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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

This filing is being amended to reflect the proper signature by the President of the Trust.

W.P. Stewart & Co. Growth Fund (WPSGX)
Proxy Voting July 1, 2011 - June 30, 2012

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer / Stockholder	Voted / Not Voted	Vote Casted For / Against / Abstain / Withold	For / Against Management

Polo Ralph Lauren Corporation	RL	731572103	6/21/2011	8/11/2011	Elect director Frank A. Bennack, Jr.	Issuer	Voted	For	For
					Elect director Joel L. Fleishman	Issuer	Voted	For	For
					Elect director Steven P. Murphy	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as the Corporation's independent registered public accounting firm to serve for the fiscal year ending March 31, 2012	Issuer	Voted	For	For

Approve, on an advisory basis, the compensation of the Corporation's named executive officers and the Corporation's compensation philosophy, policies and practices as described in the accompanying Proxy Statement
						Issuer	Voted	For	For
					Approve, on an advisory basis, the frequency for holding future advisory votes on executive compensation	Issuer	Voted	1 Year	For
					Approve an amendment to the Corporation's Amended and Restated Certificate of Incorporation to change the name of the Corporation to "Ralph Lauren Corporation"	Issuer	Voted	For	For

NetApp, Inc.	NTAP	64110D104	7/11/2011	8/31/2011	Elect director Daniel J. Warmenhoven	Issuer	Voted	For	For
					Elect director Nicholas G. Moore	Issuer	Voted	For	For
					Elect director Thomas Georgens	Issuer	Voted	For	For
					Elect director Jeffry R. Allen	Issuer	Voted	For	For
					Elect director Alan L. Earhart	Issuer	Voted	For	For
					Elect director Gerald Held	Issuer	Voted	For	For
					Elect director T. Michael Nevens	Issuer	Voted	For	For
					Elect director George T. Shaheen	Issuer	Voted	For	For
					Elect director Robert T. Wall	Issuer	Voted	For	For
					Elect director Richard P. Wallace	Issuer	Voted	For	For

Approve an amendment to 1999 Stock Option Plan ("1999 Plan") to increase the share reserve by an additional 7,700,000 shares of common stock and to approve 1999 Plan for Section 162(m) purposes to enable certain awards granted under 1999 Plan to continue to qualify as deductible "performance-based compensation" within the meaning of Section 162(m) of the Internal Revenue Code
						Issuer	Voted	For	For
					Approve an amendment to the Company's Employee Stock Purchase Plan ("Purchase Plan") to increase the share reserve by an additional 3,500,000 shares of common stock	Issuer	Voted	For	For
					Approve an advisory vote and approve an advisory resolution on Named Executive Officer compensation	Issuer	Voted	For	For
					Approve an advisory vote on the frequency of future advisory votes on Named Executive Officer Compensation	Issuer	Voted	1 Year	For
					Ratify the appointment of Deloitte & Touche LLP as independent auditors of the Company for the fiscal year ending April 27, 2012	Issuer	Voted	For	For

The Procter & Gamble Company	PG	742718109	8/12/2011	10/11/2011	Elect director Angela F. Braly	Issuer	Voted	For	For
					Elect director Kenneth I. Chenault	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Susan Desmond-Hellmann	Issuer	Voted	For	For
					Elect director Robert A. McDonald	Issuer	Voted	For	For
					Elect director W. James McNerney, Jr.	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director Margaret C. Whitman	Issuer	Voted	For	For
					Elect director Mary Agnes Wilderotter	Issuer	Voted	For	For
					Elect director Patricia A. Woertz	Issuer	Voted	For	For
					Elect director Ernesto Zedillo	Issuer	Voted	For	For
					Ratify Appointment of the Independent Registered Public Accounting Firm	Issuer	Voted	For	For
					Approve an Advisory Vote to Approve the Company's Say on Pay Vote	Issuer	Voted	For	For
					Approve an Advisory Vote to Recommend the Frequency of the Say on Pay Vote	Issuer	Voted	1 Year	For
					Approve an Amendment to the Company's Amended Articles of Incorporation	Issuer	Voted	For	For
					Shareholder Proposal #1 - Cumulative Voting	Shareholder	Voted	Against	For
					Shareholder Proposal #2 - Animal Testing	Shareholder	Voted	Against	For
					Shareholder Proposal #3 - Electioneering Contributions	Shareholder	Voted	Against	For

Oracle Corporation	ORCL	68389X105	8/15/2011	10/12/2011	Elect director Jeffrey S. Berg	Issuer	Voted	For	For
					Elect director H. Raymond Bingham	Issuer	Voted	For	For
					Elect director Michael J. Boskin	Issuer	Voted	For	For
					Elect director Safra A. Catz	Issuer	Voted	For	For
					Elect director Bruce R. Chizen	Issuer	Voted	For	For
					Elect director George H. Conrades	Issuer	Voted	For	For
					Elect director Lawrence J. Ellison	Issuer	Voted	For	For
					Elect director Hector Garcia-Molina	Issuer	Voted	For	For
					Elect director Jeffrey O. Henley	Issuer	Voted	For	For
					Elect director Mark V. Hurd	Issuer	Voted	For	For
					Elect director Donald L. Lucas	Issuer	Voted	For	For
					Elect director Naomi O. Seligman	Issuer	Voted	For	For
					Approve an advisory vote on executive compensation	Issuer	Voted	For	For
					Approve an advisory vote on the frequency of future votes relating to executive compensation	Issuer	Voted	Abstain	No Recommendation
					Ratify the appointment of Ernst & Young as the independent public accounting firm for fiscal 2012	Issuer	Voted	For	For
					Act on a stockholder proposal regarding equity retention	Shareholder	Voted	Against	For

Express Scripts, Inc.	ESRX	302182100	11/4/2011	12/21/2011
Approve to adopt the Agreement and Plan of Merger, dated as of July 20, 2011, as amended on November 7, 2011 and as it may be amended from time to time, by and among Express Scripts, Inc., Medco Health Solutions, Inc., Aristotle Holding, Inc., Aristotle Merger Sub, Inc., and Plato Merger Sub, Inc.
						Issuer	Voted	For	For

Approve the adjournment of the special meeting by Express Scripts stockholders (if it is necessary or appropriate to solicit additional proxies if there are not sufficient votes to adopt the Merger Agreement)
						Issuer	Voted	For	For

Accenture plc	ACN	G1151C101	12/12/2011	2/9/2012	Acceptance, in a non-binding vote, of the financial statements for the twelve month period ended August 31, 2011 as presented	Issuer	Voted	For	For
					Re-appointment of director: Dina Dublon	Issuer	Voted	For	For
					Re-appointment of director: William D. Green	Issuer	Voted	For	For
					Re-appointment of director: Nobuyuki Idei	Issuer	Voted	For	For
					Re-appointment of director: Marjorie Magner	Issuer	Voted	For	For

Ratification, in a non-binding vote, of appointment of KPMG as independent auditors for the 2012 fiscal year and authorization, in a binding vote, of the Board, acting through the Audit Committee, to determine KPMG's remuneration
						Issuer	Voted	For	For
					Approval, in a non-binding vote, of the compensation of the named executive officers	Issuer	Voted	For	For
					Approval of amendments to Accenture plc's articles of association to provide for the phased-in declassification of the Board, beginning in 2013	Issuer	Voted	For	For
					Authorization to hold the 2013 annual general meeting of shareholders of Accenture plc at a location outside of Ireland	Issuer	Voted	For	For
					Authorization of Accenture to make open-market purchases of Accenture plc Class A ordinary shares	Issuer	Voted	For	For
					Determination of the price range at which Accenture plc can re-issue shares that it acquires as treasury stock	Issuer	Voted	For	For

Apple Inc.	AAPL	037833100	12/27/2011	2/23/2012	Elect director William V. Campbell	Issuer	Voted	For	For
					Elect director Timothy D. Cook	Issuer	Voted	For	For
					Elect director Millard S. Drexler	Issuer	Voted	For	For
					Elect director Al Gore	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Andrea Jung	Issuer	Voted	For	For
					Elect director Arthur D. Levinson	Issuer	Voted	For	For
					Elect director Ronald D. Sugar	Issuer	Voted	For	For
					Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2012	Issuer	Voted	For	For
					Advisory vote on executive compensation	Issuer	Voted	For	For
					A shareholder proposal entitled "Conflict of Interest Report"	Shareholder	Voted	Against	For
					A shareholder proposal entitled "Shareholder Say on Director Pay"	Shareholder	Voted	Against	For
					A shareholder proposal entitled "Report on Political Contributions and Expenditures"	Shareholder	Voted	Against	For
					A shareholder proposal entitled "Adopt a Majority Voting Standard for Director Elections"	Shareholder	Voted	Against	For

United Technologies Corporation	UTX	913017109	2/15/2012	4/11/2012	Elect director Louise R. Chenevert	Issuer	Voted	For	For
					Elect director John V. Faraci	Issuer	Voted	For	For
					Elect director Jean-Pierre Garnier	Issuer	Voted	For	For
					Elect director Jamie S. Gorelick	Issuer	Voted	For	For
					Elect director Edward A. Kangas	Issuer	Voted	For	For
					Elect director Ellen J. Kullman	Issuer	Voted	For	For
					Elect director Richard D. McCormick	Issuer	Voted	For	For
					Elect director Harold McGraw III	Issuer	Voted	For	For
					Elect director Richard B. Myers	Issuer	Voted	For	For
					Elect director H. Patrick Swygert	Issuer	Voted	For	For
					Elect director Andre Villeneuve	Issuer	Voted	For	For
					Elect director Christine Todd Whitman	Issuer	Voted	For	For
					Appointment of the firm of PricewaterhouseCoopers LLP as Independent Auditor	Issuer	Voted	For	For
					Advisory vote to approve Named Executive Officer compensation	Issuer	Voted	For	For

Praxair, Inc.	PX	74005P104	3/1/2012	4/24/2012	Elect director Stephen F. Angel	Issuer	Voted	For	For
					Elect director Oscar Bernardes	Issuer	Voted	For	For
					Elect director Bret K. Clayton	Issuer	Voted	For	For
					Elect director Nance K. Dicciani	Issuer	Voted	For	For
					Elect director Edward G. Galante	Issuer	Voted	For	For
					Elect director Claire W. Gargalli	Issuer	Voted	For	For
					Elect director Ira D. Hall	Issuer	Voted	For	For
					Elect director Raymond W. LeBoeuf	Issuer	Voted	For	For
					Elect director Larry D. McVay	Issuer	Voted	For	For
					Elect director Wayne T. Smith	Issuer	Voted	For	For
					Elect director Robert L. Wood	Issuer	Voted	For	For
					Approve amendments to Praxair's Restated Certificate of Incorporation to permit shareholders to call special meetings of shareholders	Issuer	Voted	For	For
					Approve, on an advisory and non-binding basis, the compensation of Praxair's Named Executive Officers as disclosed in the 2012 Proxy Statement	Issuer	Voted	For	For
					A shareholder proposal regarding electioneering policies and contributions	Shareholder	Voted	Against	For
					Ratify the appointment of the Independent Auditor	Issuer	Voted	For	For

Verisk Analytics, Inc.	VRSK	92345Y106	3/19/2012	5/16/2012	Elect director J. Hyatt Brown	Issuer	Voted	For	For
					Elect director Glen A. Dell	Issuer	Voted	For	For
					Elect director Samuel G. Liss	Issuer	Voted	For	For
					Approve executive compensation on an advisory, non-binding basis	Issuer	Voted	For	For
					Approve the 2012 Employee Stock Purchase Plan	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche LLP as independent auditor for the 2012 fiscal year	Issuer	Voted	For	For

ANSYS, Inc.	ANSS	03662Q105	3/22/2012	5/17/2012	Elect director Peter J. Smith	Issuer	Voted	For	For
					Elect director Bradford C. Morley	Issuer	Voted	For	For
					Elect director Patrick J. Zilvitis	Issuer	Voted	For	For
					Approve an amendment to the Company's Restated Certificate of Incorporation to adopt a majority voting standard for the election of directors in uncontested elections	Issuer	Voted	For	For
					A non-binding, advisory vote on compensation of named executive officers	Issuer	Voted	For	For
					Ratification of selection of independent registered public accounting firm	Issuer	Voted	For	For

The Charles Schwab Corporation	SCHW	808513105	3/19/2012	5/17/2012	Elect director Nancy H. Bechtle	Issuer	Voted	For	For
					Elect director Walter W. Bettinger II	Issuer	Voted	For	For
					Elect director C. Preston Butcher	Issuer	Voted	For	For
					Ratification of independent auditors	Issuer	Voted	For	For
					Advisory approval of named executive officer compensation	Issuer	Voted	For	For
					Approval of amendment to the Certificate of Incorporation and Bylaws to declassify the Board	Issuer	Voted	For	For
					Stockholder proposal regarding politcal contributions	Shareholder	Voted	Against	For
					Stockholder proposal to amend Bylaws regarding proxy access	Shareholder	Voted	Against	For

YUM! Brands, Inc.	YUM	988498101	3/19/2012	5/17/2012	Elect director David W. Dorman	Issuer	Voted	For	For
					Elect director Massimo Ferragamo	Issuer	Voted	For	For
					Elect director Mirian Graddick-Weir	Issuer	Voted	For	For
					Elect director J. David Grissom	Issuer	Voted	For	For
					Elect director Bonnie G. Hill	Issuer	Voted	For	For
					Elect director Jonathan S. Linen	Issuer	Voted	For	For
					Elect director Thomas C. Nelson	Issuer	Voted	For	For
					Elect director David C. Novak	Issuer	Voted	For	For
					Elect director Thomas M. Ryan	Issuer	Voted	For	For
					Elect director Jing-Shyh S. Su	Issuer	Voted	For	For
					Elect director Robert D. Walter	Issuer	Voted	For	For
					Ratification of Independent Auditors	Issuer	Voted	For	For
					Advisory Vote to Approve Executive Compensation	Issuer	Voted	For	For
					Shareholder Proposal to Appoint an Independent Chairman	Shareholder	Voted	Against	For
					Shareholder Proposal to Adopt a Sustainable Palm Oil Policy	Shareholder	Voted	Against	For

IntercontinentalExchange, Inc.	ICE	45865V100	3/20/2012	5/18/2012	Elect director Charles R Crisp	Issuer	Voted	For	For
					Elect director Jean-Marc Forneri	Issuer	Voted	For	For
					Elect director Senator Judd A. Gregg	Issuer	Voted	For	For
					Elect director Fred W. Hatfield	Issuer	Voted	For	For
					Elect director Terrence F. Martell	Issuer	Voted	For	For
					Elect director Sir Callum McCarthy	Issuer	Voted	For	For
					Elect director Sir Robert Reid	Issuer	Voted	For	For
					Elect director Frederic V. Salerno	Issuer	Voted	For	For
					Elect director Jeffrey C. Sprecher	Issuer	Voted	For	For
					Elect director Judith A Sprieser	Issuer	Voted	For	For
					Elect director Vincent Tese	Issuer	Voted	For	For
					Approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Voted	For	For

Urban Outfitters, Inc.	URBN	917047102	3/19/2012	5/22/2012	Elect director Richard A. Hayne	Issuer	Voted	For	For
					Elect director Harry S. Cherken, Jr.	Issuer	Voted	For	For
					Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for Fiscal Year 2013	Issuer	Voted	For	For
					Shareholder proposal regarding Board nominee requirements	Shareholder	Voted	Against	For
					Shareholder proposal regarding majority voting in Director elections	Shareholder	Voted	Against	For
					Shareholder proposal to repeal classified Board	Shareholder	Voted	Against	For

Amphenol Corporation	APH	032095101	3/26/2012	5/23/2012	Elect director Edward G. Jepsen	Issuer	Voted	For	For
					Elect director John R. Lord	Issuer	Voted	For	For
					Ratification of Deloitte & Touche LLP as independent public accountants of the Company	Issuer	Voted	For	For
					Advisory vote to approve compensation of named executive officers	Issuer	Voted	For	For
					Approve amendments to the Restated Certificate of Incorporation and Bylaws to declassify the board	Issuer	Voted	For	For
					Approve amendments to the Restated Certificate of Incorporation and Bylaws to eliminate supermajority voting. This proposal will only be adopted if Proposal 4 is also approved.	Issuer	Voted	For	For
					Approve the 2012 Restricted Stock Plan for Directors of Amphenol Corporation	Issuer	Voted	For	For
					Stockholder proposal requesting the Board of Directors to take action to eliminate supermajority voting	Shareholder	Voted	Against	For

Express Scripts Holding Company	ESRX	30219G108	4/11/2012	5/30/2012	Elect director Gary G. Benanav	Issuer	Voted	For	For
					Elect director Maura C. Breen	Issuer	Voted	For	For
					Elect director William J. DeLaney	Issuer	Voted	For	For
					Elect director Nicholas J. LaHowchic	Issuer	Voted	For	For
					Elect director Thomas P. Mac Mahon	Issuer	Voted	For	For
					Elect director Frank Mergenthaler	Issuer	Voted	For	For
					Elect director Woodrow A. Myers, Jr., MD	Issuer	Voted	For	For
					Elect director John O. Parker, Jr.	Issuer	Voted	For	For
					Elect director George Paz	Issuer	Voted	For	For
					Elect director Myrtle S. Potter	Issuer	Voted	For	For
					Elect director William L. Roper, MD, MPH	Issuer	Voted	For	For
					Elect director Samuel K. Skinner	Issuer	Voted	For	For
					Elect director Seymour Sternberg	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for the Company's current fiscal year	Issuer	Voted	For	For
					Approve, by non-binding vote, executive compensation	Issuer	Voted	For	For
					Stockholder proposal regarding report on political contributions	Shareholder	Voted	Against	For
					Stockholder proposal regarding stockholder action by written consent	Shareholder	Voted	Against	For

Mastercard Incorporated	MA	57636Q104	4/10/2012	6/5/2012	Elect director Ajay Banga	Issuer	Voted	For	For
					Elect director David R. Carlucci	Issuer	Voted	For	For
					Elect director Steven J. Freiberg	Issuer	Voted	For	For
					Elect director Richard Haythornthwaite	Issuer	Voted	For	For
					Elect director Marc Olivie	Issuer	Voted	For	For
					Elect director Rima Qureshi	Issuer	Voted	For	For
					Elect director Mark Schwartz	Issuer	Voted	For	For
					Elect director Jackson P. Tai	Issuer	Voted	For	For
					Advisory Approval of the Company's Executive Compensation	Issuer	Voted	For	For
					Approval of the Company's Amended and Restated 2006 Non-Employee Director Equity Compensation Plan	Issuer	Voted	For	For
					Approval of the Company's Amended and Restated 2006 Long Term Incentive Plan	Issuer	Voted	For	For
					Ratify the Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2012	Issuer	Voted	For	For

Celgene Corporation	CELG	151020104	4/18/2012	6/13/2012	Elect director Robert J. Hugin	Issuer	Voted	For	For
					Elect director R.W. Barker, D.Phil	Issuer	Voted	For	For
					Elect director Michael D. Casey	Issuer	Voted	For	For
					Elect director Carrie S. Cox	Issuer	Voted	For	For
					Elect director Rodman L. Drake	Issuer	Voted	For	For
					Elect director M.A. Friedman, M.D.	Issuer	Voted	For	For
					Elect director Gilla Kaplan, Ph.D.	Issuer	Voted	For	For
					Elect director James J. Loughlin	Issuer	Voted	For	For
					Elect director Ernest Mario, Ph.D.	Issuer	Voted	For	For
					Ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Voted	For	For
					Approval of an amendment to the Company's 2008 Stock Incentive Plan	Issuer	Voted	For	For
					Approval, by non-binding vote, of executive compensation of the Company's named executive officers	Issuer	Voted	For	For
					Stockholder proposal described in more detail in the proxy statement	Shareholder	Voted	Against	For

Google Inc.	GOOG	38259P508	4/23/2012	6/21/2012	Elect director Larry Page	Issuer	Voted	For	For
					Elect director Sergey Brin	Issuer	Voted	For	For
					Elect director Eric E. Schmidt	Issuer	Voted	For	For
					Elect director L. John Doerr	Issuer	Voted	For	For
					Elect director Diane B. Greene	Issuer	Voted	For	For
					Elect director John L. Hennessy	Issuer	Voted	For	For
					Elect director Ann Mather	Issuer	Voted	For	For
					Elect director Paul S. Otellini	Issuer	Voted	For	For
					Elect director K. Ram Shriram	Issuer	Voted	For	For
					Elect director Shirley M. Tilghman	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2012	Issuer	Voted	For	For

Approval of the adoption of Google's Fourth Amended and Restated Certificate of Incorporation: Approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to establish the Class C capital stock and to make certain clarifying changes
						Issuer	Voted	Against	Against

Approval of the adoption of Google's Fourth Amended and Restated Certificate of Incorporation: Approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Class A common stock from 6 billion to 9 billion
						Issuer	Voted	Against	Against

Approval of the adoption of Google's Fourth Amended and Restated Certificate of Incorporation: Approval of the adoption of amendments to Google's Third Amended and Restated Certificate of Incorporation to provide for the treatment of shares of Class A common stock in a manner that is at least as favorable as the shares of Class B common stock
						Issuer	Voted	Against	Against
					Approval of Google's 2012 Stock Plan	Issuer	Voted	Against	Against
					Approval of Google's 2012 Incentive Compensation Plan for Employees and Consultants of Motorola Mobility	Issuer	Voted	Against	Against
					Stockholder proposal regarding an advisory vote on political contributions, if properly presented at the meeting	Shareholder	Voted	Against	For
					Stockholder proposal regarding mandatory arbitration of certain shareholder claims, if properly presented at the meeting	Shareholder	Voted	Against	For
					Stockholder proposal regarding equal shareholder voting, if properly presented at the meeting	Shareholder	Voted	For	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	September 14, 2012

* Print the name and title of each signing officer under his or her signature.